April 6, 2004

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:	PIA Mutual Fund File Nos. 002-90810 and 811-04010 Rule 497(j) Certification

Ladies and Gentlemen:

        The undersigned officer of PIA Mutual Fund (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

        1.     that the form of prospectuses and statements of additional information (other than the statement of additional information for the OCM Gold Fund) that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 37 to Form N-1A Registration Statement filed by the Trust on March 29, 2004.

        2.     that the text of Post-Effective Amendment No. 37 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on March 29, 2004.

Very truly yours,
PIA MUTUAL FUND
By: /s/ Flaven Butler
Name: Flaven Butler
Title: Secretary